Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	INTERNATIONAL GROWTH & INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0001439297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2011
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGAAX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGIBX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGICX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGIFX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGFFX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGIAX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGIBX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIICX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGIEX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGIFX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIGAX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIGBX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGICX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIGEX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIGFX
International Growth and Income Fund (Prospectus Summary) | International Growth and Income Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIGGX